Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

17 — RELATED PARTY TRANSACTIONS

1)      Nature of Relationships with Related Parties

Name	Relationship with the Company
Gangjiang Li	Chairman of the Board, Chief Executive Officer
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”)	Shareholder of the Company
Shanghai Saimeite Software Technology Co., Ltd. (“Shanghai Saimeite”)	Controlled by Gangjiang Li
Saimeite Software Technology Co., Ltd. (“Saimeite”)	Controlled by Gangjiang Li
Beijing Credit Chain Technology Co., Ltd. (“Beijing Credit Chain”)	Controlled by Qiong Ni, spouse of Gangjiang Li before April 19, 2022 and controlled by Gangjiang Li since April 19, 2022
Duo Duo International Limited	Shareholder of the Company
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	Controlled by Gangjiang Li
Nanjing Guosheng Huaxing Technology Co., Ltd. (“Nanjing Guosheng Huaxing”)	Controlled by Gangjiang Li
Beijing Deran Technology Co., Ltd. (“Beijing Deran”)	Over which BaiJiaYun VIE owns 33.38% equity interest as of June 30, 2021, and 51% equity interest since March 24, 2022
Shenzhen Zhixie Yunbi Technology Co., Ltd. (“Shenzhen Zhixie Yunbi”)	Controlled by Gangjiang Li
Wuhan Qiyun Shilian Technology Co., Ltd. (“Wuhan Qiyun Shilian”)	Over which BaiJiaYun VIE owns 15% equity interest
Nanjing Baishi Cloud Technology Co. Ltd.	Controlled by Gangjiang Li

2)      Transactions with Related Parties

During the six months ended December 31, 2022 and 2021, the transactions with related parties were as follows:

Sales to related parties

	For the Six Months Ended December 31,
	2022	2021
Beijing Huatu	$510,841	$669,840
Jinan Zhongshi Huiyun	2,369,738	—
Nanjing Guosheng Huaxing	2,064,591	—
Saimeite	12,564	—
	$4,957,734	$669,840

Purchase from related parties

	For the Six Months Ended December 31,
	2022	2021
Beijing Deran	$—	$28,867
Wuhan Qiyun Shilian	—	124,386
Shenzhen Zhixie Yunbi	449	—
Jinan Zhongshi Huiyun	224,158	—
	$224,607	$153,253

Guarantee for Related Parties

On December 5, 2022, Nanjing BaiJiaYun, a subsidiary of the VIE, entered into a loan guarantee agreement with the Industrial and Commercial Bank of China, pursuant to which, Nanjing BaiJiaYun provided guarantee for a loan in the principal amount of RMB46.0 million ($6.7 million) from the Industrial and Commercial Bank of China to Nanjing Baishi Cloud Technology Co. Ltd., a company controlled by Mr. Gangjiang Li. The term of the loan is from December 5, 2022 to September 29, 2032.

As of December 31, 2022 and June 30, 2022, the balances with related parties were as follows:

	December 31, 2022	June 30, 2022
Accounts receivable – related parties
Shanghai Saimeite	$—	$95,549
Beijing Huatu	239,537	—
Jinan Zhongshi Huiyun	1,654,248	—
Nanjing Guosheng Huaxing	1,088,495	—
	$2,982,280	$95,549
Prepayments – related parties
Jinan Zhongshi Huiyun	$—	$313,678
	$—	$313,678
Accounts and notes payable – related parties
Jinan Zhongshi Huiyun	$3,464	$—
Shenzhen Zhixie Yunbi	449	—
	$3,913	$—
Advance from customers – related parties
Beijing Huatu	$—	$254,113
Saimeite	—	14,792
	$—	$268,905
Due from related parties
Wuhan Qiyun Shilian(1)	$—	$89,578
	$—	$89,578
Due to related parties
Gangjiang Li(2)	$—	$10,000,000
Beijing Credit Chain	—	1,492,961
Duo Duo International Limited	—	1,500,000
	$—	$12,992,961
Deferred revenue – related parties
Beijing Huatu	$—	$63,911
	$—	$63,911

____________

(1)      In February 2021, BaiJiaYun VIE made an interest-free loan of $453,028 to Wuhan Qiyun Shilian to support its working capital as the related party just commenced it operations. The loan was originally payable in February 2022 and was extended to February 2023 subsequently. The loan was fully collected in July 2022.

(2)      In July 2022, BJY borrowed $10,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022, and was repaid in full in December 2022. In October 2022, BJY borrowed $5,000,000 from Gangjiang Li. The borrowing is non-secured, interest free and due on December 31, 2022 and was repaid in full in December 2022.

19 — RELATED PARTY TRANSACTIONS

1)      Nature of relationships with related parties

Name	Relationship with the Company
Gangjiang Li	Chairman of the Board, Chief Executive Officer
Beijing Deran Technology Co., Ltd. (“Beijing Deran”)	Over which BaiJiaYun VIE owns 33.38% equity interest as of June 30, 2021, and 51% equity interest since March 24, 2022
Wuhan Qiyun Shilian Technology Co., Ltd. (“Wuhan Qiyun Shilian”)	Over which BaiJiaYun VIE owns 15% equity interest
Chengdu Baijiayun Shilian Technology Co., Ltd. (“Chengdu BJY Shilian”)	Controlled by Gangjiang Li before August 2021
Beijing Huatu Hongyang Education & Culture Co., Ltd. (“Beijing Huatu”)	A preferred shareholder of the Company
Jinan Zhongshi Huiyun Technology Co., Ltd. (formerly known as “Jinan Huiyun Quantum Technology Co., Ltd.”) (“Jinan Zhongshi Huiyun”)	Controlled by Gangjiang Li
Beijing Credit Chain Technology Co., Ltd. (“Beijing Credit Chain”)	Controlled by Qiong Ni, spouse of Gangjiang Li before April 19, 2022 and controlled by Gangjiang Li since April 19, 2022
Duo Duo International Limited	An ordinary shareholder of the Company
Shanghai Saimeite Software Technology Co., Ltd. (“Shanghai Saimeite”	Controlled by Gangjiang Li
Saimeite Software Technology Co., Ltd. (“Saimeite”)	Controlled by Gangjiang Li
Nanjing Shilian Technology Co., Ltd. (“Nanjing Shilian”)	Controlled by Gangjiang Li
Nanjing Jiashilian Venture Capital Center (Limited Partnership) (“Nanjing Jiashilian VC”)	Controlled by Gangjiang Li
Beijing Jiani Jiarui Consulting Management Center (Limited Partnership) (“Beijing Jiani Jiarui”)	Controlled by Gangjiang Li
Beijing Xinda Kechuang Technology Co., Ltd. (“Beijing Xinda Kechuang”)	Controlled by Gangjiang Li
Beijing Xiaodu Mutual Entertainment Technology Co., Ltd. (“Beijing Xiaodu”)	A 7.13% shareholder of the VIE before September 2020

2)      Transactions with related parties

During the years ended June 30, 2022, 2021 and 2020, the transactions with related parties were as follows:

Sales to related parties

	For the Years Ended June 30,
	2022	2021	2020
Beijing Huatu	$1,485,054	$1,163,752	$2,110,589
Shanghai Saimeite	79,694	—	—
Beijing Xiaodu	—	—	1,622,267
Nanjing Shilian	—	—	336,386
	$1,564,748	$1,163,752	$4,069,242

Purchase from related parties

	For the Years Ended June 30,
	2022	2021	2020
Jinan Zhongshi Huiyun	$3,345	$—	$—
Beijing Deran	—	2,005	—
Wuhan BaiJiaShiLian(1)	—	—	427
	$3,345	$2,005	$427

(1)      The Company acquired Wuhan BaiJiaShiLian in September 2021. Before the acquisition, Wuhan BaiJiaShiLian was a subsidiary of Jinan Zhongshi Huiyun.

As of June 30, 2022 and 2021, the balances with related parties were as follows:

	June 30, 2022	June 30, 2021
Accounts Receivable – related party
Shanghai Saimeite	$95,549	$—
	$95,549	$—

Prepayments – related party
Jinan Zhongshi Huiyun	$313,678	$328,755
	$313,678	$328,755

Advance from customers – related parties
Beijing Huatu	$254,113	$1,706,224
Saimeite	14,792	—
	$268,905	$1,706,224

Due from related parties(5)
Wuhan Qiyun Shilian(1)	$89,578	$464,641
Chengdu BJY Shilian	—	97,575
Beijing Huatu	—	1,581
	$89,578	$563,797

Due to related parties(5)
Gangjiang Li(2)	$10,000,000	$100,304
Beijing Credit Chain(3)	1,492,961	—
Duo Duo International Limited(4)	1,500,000	—
Beijing Deran	—	387,975
	$12,992,961	$488,279
Deferred revenue – related party
Beijing Huatu	$63,911	$180,779
	$63,911	$180,779

(1)      In February 2021, BaiJiaYun VIE made an interest-free loan of $453,028 to Wuhan Qiyun Shilian to support its working capital as the related party just commenced its operations. The loan was originally payable in February 2022 and was extended to February 2023 subsequently. The loan was fully collected as of July 22, 2022. In addition, in March 2022, the Company entered into a line of credit agreement with Wuhan Qiyun Shilian under which Wuhan Qiyun Shilian may borrow an aggregate of approximately $0.3 million (or RMB2 million) for working capital needs. Borrowings under the line of credit are non-secured and interest-free. No amount is currently outstanding under the line of credit as of June 30, 2022.

(2)      In July 2021, the Company borrowed $2.1 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2021. The borrowing is repaid in full in December 2021. In January 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on January 28, 2022. The borrowing is repaid in full in January 2022. In April 2022, the Company borrowed $10 million from Gangjiang Li. The borrowing is non-secured, interest-free and due on December 31, 2022. The borrowing is repaid in full in July 2022.

(3)      In April 2022, the Company borrowed approximately $1.5 million (or RMB10 million) from Beijing Credit Chain. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in July 2022.

(4)      In February 2022, the Company borrowed $4 million from Duo Duo international Limited and its shareholder, Xin Zhang. The borrowing is non-secured, interest-free and due on February 28, 2023. The borrowing is repaid in full in February 2022. In April 2022, the Company borrowed $1.5 million from Duo Duo International Limited. The borrowing is non-secured, interest-free and due on July 31, 2022. The borrowing is repaid in full in October 2022.

(5)      Represented the outstanding loans to or loan from these related parties as of June 30, 2022 and 2021. These borrowings are non-secured and interest-free. The Company also conducted the following borrowings and lending transactions with related parties:

In November 2021 and December 2021, the Company entered into two loan agreements with Jinan Zhongshi Huiyun to borrow approximately $0.9 million (or RMB6 million), and approximately $0.4 million (or RMB2.6 million), respectively. These two loans were non-secured, interest-free and due on November 30, 2021 and December 31, 2021, respectively. The Company fully paid the loan in November 2021 and December 2021, respectively.

In December 2021 and April 2022, the Company entered into two loan agreements with Nanjing Jiashilian VC to borrow approximately $1.2 million (or RMB8 million) and approximately $9.1 million (or RMB60 million), respectively. These two loans were non-secured, interest-free and due on December 31, 2021 and April 30, 2022, respectively. The Company fully paid the loan in December 2021 and April 2022, respectively.

In October 2021, the Company entered into a loan agreement with Beijing Jiani Jiarui to lend approximately $6.0 million (or RMB40 million), which was non-secured, interest-free and due on November 30, 2021. The Company received full repayment in November 2021.

In April 2022, the Company entered into a loan agreement with Beijing Xinda Kechuang to lend approximately $6.0 million (or RMB40 million) with fixed interest rate of 4% per annum, which was non-secured and due on June 29, 2022. The Company received full repayment in April 2022.